Supplementary Financial Statement Information - Research & Development (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplementary Financial Statement Information [Abstract]
Research and development costs	$ 27.6	$ 17.5	$ 13.2